Financial assets at fair value through profits or loss	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profits or loss
Financial assets at fair value through profits or loss

11.Financial assets at fair value through profits or loss

	As of January 1,	As of December 31,
	2024	2024	2025
Non—current asset
Unlisted equity investment	—	—	1,000
Fund investment	—	—	189
	—	—	1,189
Current assets
Fund investments	257	264	21,816
Hong Kong listed equity securities	—	—	268
	257	264	22,084

Total	257	264	23,273

Movement of financial assets measured at fair value for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Balance at the beginning of year	257	264
Business combination – merger transaction (Note 5.1)	—	6,513
Additions during the year	—	18,528
Disposals during the year	—	(2,566)
Fair value changes (Note 26)	7	534
Balance at the end of year	264	23,273

The fair value measurement is disclosed in Note 3.3 to the consolidated financial statements.